Income Tax - Summary of Income Tax Charge Recognized in Profit and Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Income Taxes [Line Items]
Current Income Tax on profits for the year	$ (6,940)	$ (3,172)	$ (2,237)
Total Current Income Tax expense	(6,940)	(3,172)	(2,237)
Increase in deferred income tax assets	(83)	200	16
Increase in deferred income tax liabilities	(624)	(259)
Total Deferred income tax (expense) / benefit	(707)	(59)	16
Income Tax expense	$ (7,647)	$ (3,231)	$ (2,221)